First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments
September 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 31.5%
$21,000,000	U.S. Treasury Note	0.38%	11/30/25	$20,872,882
31,000,000	U.S. Treasury Note	0.75%	03/31/26	30,530,919
7,000,000	U.S. Treasury Note	0.88%	06/30/26	6,851,397
	Total U.S. Government Bonds and Notes			58,255,198
	(Cost $58,179,387)
U.S. TREASURY BILLS — 29.0%
8,000,000	U.S. Treasury Bill	(a)	10/16/25	7,986,503
15,000,000	U.S. Treasury Bill	(a)	11/04/25	14,943,285
20,000,000	U.S. Treasury Bill	(a)	11/06/25	19,919,650
11,000,000	U.S. Treasury Bill	(a)	02/12/26	10,847,653
	Total U.S. Treasury Bills			53,697,091
	(Cost $53,689,085)

Shares	Description	Value
MONEY MARKET FUNDS — 29.4%
27,226,939	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	27,226,939
27,226,939	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (b)	27,226,939
	Total Money Market Funds	54,453,878
	(Cost $54,453,878)

	Total Investments — 89.9%	166,406,167
	(Cost $166,322,350)
	Net Other Assets and Liabilities — 10.1%	18,694,522
	Net Assets — 100.0%	$185,100,689
Futures Contracts at September 30, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
3 Month SOFR Futures	114	Mar-2027	$27,617,925	$10,625
Australian Dollar Currency Futures	200	Dec-2025	13,244,000	56,020
Brazilian Real Currency Futures	911	Oct-2025	16,994,705	121,886
British Pound Currency Futures	109	Dec-2025	9,163,494	(55,879)
CAC 40® 10 Euro Index Futures	28	Oct-2025	2,595,362	22,425
Canadian Dollar Currency Futures	18	Dec-2025	1,297,800	(12,155)
Cattle Feeder Futures	50	Oct-2025	9,025,625	58,900
CBOE Volatility Index Futures	213	Nov-2025	4,100,080	(8,260)
Cocoa Futures	45	Dec-2025	3,037,050	(336,273)
Cocoa Futures	9	Mar-2026	611,640	(55,420)
Coffee “C” Futures	31	Dec-2025	4,357,631	110,080
Copper Futures	11	Dec-2025	1,335,537	71,963
DAX MINI Index Futures	8	Dec-2025	1,127,608	7,326
DJIA Mini E-CBOT Futures	6	Dec-2025	1,400,670	6,446
Euro FX Currency Futures	69	Dec-2025	10,170,600	(17,561)
Euro STOXX 50® Futures	52	Dec-2025	3,382,824	84,333
Euro-BOBL Futures	62	Dec-2025	8,575,544	(19,625)
FTSE 100 Index Futures	52	Dec-2025	6,579,114	18,483
FTSE MIB Index Futures	37	Dec-2025	9,229,692	55,919

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Futures Contracts at September 30, 2025 (Continued):
Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Gasoline RBOB Futures	41	Oct-2025	$3,310,201	$40,850
Gold 100 Oz. Futures	16	Dec-2025	6,197,120	702,433
IBEX 35 Index Futures	52	Oct-2025	9,467,816	138,707
Lean Hogs Futures	141	Dec-2025	5,004,090	(25,034)
Live Cattle Futures	80	Dec-2025	7,512,800	24,629
LME Aluminium Futures	45	Dec-2025	3,016,001	38,802
LME Zinc Futures	39	Dec-2025	2,894,911	35,753
Low Sulphur Gasoil “G” Futures	105	Nov-2025	7,213,500	94,445
Mexican Peso Currency Futures	561	Dec-2025	15,180,660	289,823
MSCI EAFE Index Futures	43	Dec-2025	5,988,395	14,380
MSCI EMGMKT Index Futures	96	Dec-2025	6,526,560	55,395
Nasdaq 100 E-Mini Futures	1	Dec-2025	498,035	3,520
NIKKEI 225 (OSE) Futures	16	Dec-2025	4,867,566	200,191
NY Harbor ULSD Futures	28	Oct-2025	2,733,142	34,705
OMXS 30 Index Futures	74	Oct-2025	2,094,770	17,147
Russell 2000 E-mini Futures	19	Dec-2025	2,332,725	15,865
S&P TSX 60 IX Futures	30	Dec-2025	7,643,026	139,464
Silver Futures	23	Dec-2025	5,363,600	806,758
Soybean Futures	13	Nov-2025	651,137	(23,966)
Soybean Oil Futures	49	Dec-2025	1,455,006	(47,115)
SPI 200 Futures	16	Dec-2025	2,348,504	(6,693)
TOPIX Index Futures	27	Dec-2025	5,734,659	54,598
U.S. 2-Year Treasury Notes	133	Dec-2025	27,716,992	10,477
U.S. 5-Year Treasury Notes	208	Dec-2025	22,712,625	(641)
U.S. 10-Year Treasury Notes	77	Dec-2025	8,662,500	(19,014)
U.S. Treasury Long Bond Futures	13	Dec-2025	1,515,719	—
			$302,488,961	$2,714,712

Futures Contracts Short
Canada 10-Year Bond Futures	60	Dec-2025	$(5,279,586)	$(84,206)
Canola Futures	342	Nov-2025	(2,974,469)	75,163
CBOE Volatility Index Futures	499	Mar-2026	(10,594,818)	42,872
Corn Futures	386	Dec-2025	(8,019,150)	(150,850)
Cotton No. 2 Futures	315	Dec-2025	(10,358,775)	288,153
Euro-Bund Future	27	Dec-2025	(4,075,597)	(20,227)
Euro-Schatz Futures	145	Dec-2025	(18,212,034)	12,943
Japan 10-Year Bond Futures	27	Dec-2025	(24,791,764)	250,137
Japanese Yen Currency Futures	130	Dec-2025	(11,072,750)	79,090
Kansas City Hard Red Winter Wheat Futures	631	Dec-2025	(15,704,012)	857,817
LME Lead Futures	100	Dec-2025	(4,954,925)	27,881
LME Nickel Futures	83	Dec-2025	(7,574,794)	1,755
Long Gilt Futures	52	Dec-2025	(6,352,875)	(19,564)
Natural Gas Futures	268	Oct-2025	(8,852,040)	46,964
S&P 500 E-Mini Futures	1	Dec-2025	(336,938)	(1,640)
Soybean Meal Futures	237	Dec-2025	(6,477,210)	198,185
Sugar #11 (World) Futures	133	Feb-2026	(2,472,736)	(45,249)
TTF Natural Gas Futures	100	Oct-2025	(2,655,230)	116,927
Ultra U.S. Treasury Bond Futures	9	Dec-2025	(1,080,562)	(27,407)

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Futures Contracts at September 30, 2025 (Continued):
Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Wheat Futures	478	Dec-2025	$(12,141,200)	$458,032
WTI Crude Futures	48	Nov-2025	(2,974,080)	5,152
			$(166,955,545)	$2,111,928
		Total	$135,533,416	$4,826,640

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Consolidated Portfolio of Investments:
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

ASSETS TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$58,255,198	$—	$58,255,198	$—
U.S. Treasury Bills	53,697,091	—	53,697,091	—
Money Market Funds	54,453,878	54,453,878	—	—
Total Investments	166,406,167	54,453,878	111,952,289	—
Futures Contracts	5,803,419	5,803,419	—	—
Total	$172,209,586	$60,257,297	$111,952,289	$—

LIABILITIES TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(976,779)	$(976,779)	$—	$—